Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 2.0%
Entertainment — 1.1%
Caesars Entertainment, Inc.*	41,419	$1,119,348
Healthcare Services — 0.3%
PACS Group, Inc.*	19,587	268,930
Lodging — 0.6%
Boyd Gaming Corp.	7,405	640,162
TOTAL COMMON STOCKS (Cost $2,748,206)		2,028,440

REAL ESTATE INVESTMENT TRUSTS — 96.1%
Apartments — 10.8%
American Homes 4 Rent, Class A	45,186	1,502,434
Equity Residential	11,094	718,114
Essex Property Trust, Inc.	11,541	3,089,064
Invitation Homes, Inc.	115,296	3,381,632
UDR, Inc.	52,568	1,958,684
		10,649,928
Diversified — 30.7%
American Tower Corp.	26,596	5,114,943
Crown Castle, Inc.	55,544	5,359,440
Digital Realty Trust, Inc.	41,691	7,207,540
Equinix, Inc.	4,805	3,763,468
Lamar Advertising Co., Class A	3,742	458,096
Outfront Media, Inc.	28,365	519,647
SBA Communications Corp.	22,599	4,369,517
VICI Properties, Inc.	33,703	1,099,055
Weyerhaeuser Co.	98,522	2,442,360
		30,334,066
Healthcare — 16.3%
CareTrust REIT, Inc.	38,762	1,344,266
Healthcare Realty Trust, Inc.	110,855	1,998,716
Omega Healthcare Investors, Inc.	35,423	1,495,559
Welltower, Inc.	63,143	11,248,294
		16,086,835
Hotels & Resorts — 2.8%
Host Hotels & Resorts, Inc.	161,549	2,749,564
Industrial — 6.6%
Americold Realty Trust, Inc.	22,501	275,412
EastGroup Properties, Inc.	5,545	938,547
Prologis, Inc.	46,306	5,302,963
		6,516,922
Manufactured Homes — 3.5%
Equity LifeStyle Properties, Inc.	12,312	747,338
Sun Communities, Inc.	21,453	2,767,437
		3,514,775
Office Property — 4.5%
BXP, Inc.	26,391	1,961,907
Highwoods Properties, Inc.	43,858	1,395,561
Hudson Pacific Properties, Inc.*	96,617	266,663
Kilroy Realty Corp.	21,007	887,546
		4,511,677
	Number of Shares	Value†

Regional Malls — 3.2%
Simon Property Group, Inc.	16,715	$3,136,904
Single Tenant — 5.4%
Agree Realty Corp.	46,024	3,269,545
Essential Properties Realty Trust, Inc.	16,659	495,772
Realty Income Corp.	25,881	1,573,306
		5,338,623
Storage & Warehousing — 9.3%
Extra Space Storage, Inc.	27,573	3,886,139
Iron Mountain, Inc.	32,013	3,263,405
Public Storage	7,027	2,029,749
		9,179,293
Strip Centers — 3.0%
Kimco Realty Corp.	90,343	1,973,994
Kite Realty Group Trust	43,252	964,520
		2,938,514
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $89,423,913)		94,957,101

WARRANTS — 0.5%
Hudson Pacific Properties, Inc. Expiration Date 06/13/27* (Cost $376,985)	169,813	466,986

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $632,208)	632,208	632,208
TOTAL INVESTMENTS — 99.2% (Cost $93,181,312)		$98,084,735
Other Assets & Liabilities — 0.8%		766,317
TOTAL NET ASSETS — 100.0%		$98,851,052

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

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